OTHER ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Non-current portion of ore stockpiles (Note 18)	$ 192.0	$ 106.5		$ 28.3
Income tax recoverable and installments	9.3	23.1
Tax credits recoverable	95.2	118.8
Advances and deposits	42.9	53.1
Other long-term advances	12.7	15.2
Other non-financial assets	352.1	316.7
Current	118.0	119.4	[1]
Non-current	$ 234.1	$ 197.3	[1]

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.